INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Short-term deferred tax liabilities	$ (956)
Long-term deferred tax liabilities	(5,760)
Net deferred tax asset	2,559	$ 1,796
Israel [Member]
Income Taxes [Line Items]
Short-term deferred tax assets	2,973	142
Long-term deferred tax assets	1,981	1,654
Net deferred tax asset	4,954	$ 1,796
International [Member]
Income Taxes [Line Items]
Short-term deferred tax assets	567
Long-term deferred tax assets	3,754
Short-term deferred tax liabilities	(956)
Long-term deferred tax liabilities	(5,760)
Net deferred tax asset	$ (2,395)